Long-Term Debt - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended		0 Months Ended		6 Months Ended	12 Months Ended				0 Months Ended	6 Months Ended	12 Months Ended				0 Months Ended		6 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 17, 2012 Subsequent Event Accounts Receivable Securitization Facility	Feb. 29, 2012 Subsequent Event Accounts Receivable Securitization Facility	Feb. 17, 2012 Subsequent Event Additional Revolving Credit Facilities	Feb. 29, 2012 Subsequent Event Additional Revolving Credit Facilities	Jun. 30, 2012 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 29, 2010 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Jun. 30, 2012 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2011 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility Variable Interest Rate Option One	Dec. 31, 2011 Revolving Credit Facility Variable Interest Rate Option Two	Mar. 14, 2011 11.5% Senior Secured Notes	Jun. 30, 2012 11.5% Senior Secured Notes	Dec. 31, 2011 11.5% Senior Secured Notes		Jan. 31, 2010 11.5% Senior Secured Notes	Jun. 30, 2009 11.5% Senior Secured Notes	Feb. 10, 2011 8.75% Second Priority Senior Secured Notes	Jan. 26, 2011 8.75% Second Priority Senior Secured Notes	Jun. 30, 2012 8.75% Second Priority Senior Secured Notes	Dec. 31, 2011 8.75% Second Priority Senior Secured Notes		Mar. 11, 2011 9.13% Second Priority Senior Secured Notes	Feb. 09, 2011 9.13% Second Priority Senior Secured Notes	Mar. 11, 2011 9.13% Second Priority Senior Secured Notes	Dec. 31, 2011 9.13% Second Priority Senior Secured Notes	Aug. 31, 2006 Second Priority Senior Secured Floating Rate Notes	Jun. 30, 2012 Second Priority Senior Secured Floating Rate Notes	Dec. 31, 2011 Second Priority Senior Secured Floating Rate Notes	Jun. 30, 2012 11.38% Senior Subordinated Notes	Dec. 31, 2011 11.38% Senior Subordinated Notes	Aug. 31, 2006 11.38% Senior Subordinated Notes
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity						$ 100,000,000		$ 55,000,000								$ 200,000,000
Credit facility, remaining borrowing capacity																159,200,000
Credit facility, amount outstanding																0
Credit facility, portion committed to outstanding letters of credit																40,800,000
Unused capacity commitment fee percentage																0.50%
Reference rate						LIBOR	LIBOR	LIBOR	LIBOR								LIBOR	Prime																		LIBOR
Interest rate over the reference rate						2.00%		4.50%									3.00%	2.00%																		3.75%
Principal amount of debt issued													23,305,000										25,000,000	325,000,000	36,000,000	360,000,000								250,000,000					300,000,000
Repayments of long-term debt	354,984,000	389,998,000	389,998,000		442,868,000														35,000,000											27,800,000	326,100,000
Proceeds from long-term debt	341,191,000	394,618,000	394,618,000	27,438,000	352,837,000																				36,100,000	347,800,000
Principal amount of debt repaid					69,800,000																									26,600,000	310,500,000			70,000,000
Loss (gain) on early extinguishment of debt	$ (8,244,000)	$ (26,091,000)	$ (26,091,000)	$ 255,000	$ 31,266,000														$ (3,600,000)													$ (22,500,000)
Interest rate at end of period																																			4.22% [1]	4.18%
Interest Rate											6.50%		6.50%	6.50%	6.50%					11.50%	11.50%	[2]					8.75%	8.75%	[3]				9.13%				11.38%	11.38%	11.38%
Original maturity date										Dec. 29, 2040		Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040					Jul. 01, 2014 [4]	Jul. 01, 2014	[2]					Feb. 01, 2019 [1]	Feb. 01, 2019	[3]				Aug. 01, 2014		Aug. 01, 2014	Aug. 01, 2014	Aug. 01, 2016	Aug. 01, 2016

[1]	Par value of $396,000 on June 30, 2012 and December 31, 2011.
[2]	Par value of $315,000 on December 31, 2011, and $350,000 on December 31, 2010.
[3]	Par value of $396,000 on December 31, 2011.
[4]	Par value of $315,000 on December 31, 2011.